Consolidated Statements of Cash Flows (USD $)	12 Months Ended		311 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,940,217)	$ (2,756,126)	$ (26,741,298)
Adjustments to reconcile net loss to net cash Used in operating activities:
Depreciation and amortization	22,452	9,740	82,883
Stock issued for services		1,323,843	4,714,741
Stock issued for the early termination of a marketing rights agreement and joint venture agreement			125,000
Amortization of deferred consulting fees	63,923	21,211	201,311
Expense on extension of warrants below market value			2,092,315
Value of stock options granted	33,404	249,115	428,616
Bad debt expense			48,947
Non-controlling interest in loss			(26,091)
Loss on disposal of equipment			693,752
Gain on settlement of debt and lawsuit settlement			(603,510)
Changes in operating assets and liabilities:
Prepaid expenses and deposits	(36,772)	761	(86,842)
Customer deposits	40,000		40,000
Accounts payable and accounts payable – related parties	25,900	(19,345)	1,326,458
Accrued expenses and accrued expenses – related parties	20,668	(79,059)	3,060,536
Net Cash Used by Operating Activities	(1,770,642)	(1,249,860)	(14,643,182)
CASH FLOWS FROM INVESTING ACTIVITIES:
Trademark and patents	(49,250)	(38,909)	(102,392)
Purchase of property and equipment	(4,404)		(48,586)
Net Cash Used by Investing Activities	(53,654)	(38,909)	(150,978)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from lawsuit settlement			415,000
Principal payments on notes payable	(4,881)	(2,720)	(203,679)
Cash received from notes payable			1,129,518
Advances from stockholders			44,658
Repayment on stockholders advances	(6,000)	(1,000)	(31,191)
Capital contributions			439,870
Stock issuance costs	(4,300)	(10,000)	(119,612)
Increase in non-controlling interest			14,470
Issuance of common stock for cash	1,545,905	1,383,400	13,255,967
Net Cash Provided by Financing Activities	1,530,724	1,369,680	14,945,001
EFFECTS ON CURRENCY EXCHANGE RATE	(12,563)	(4,908)	(21,082)
NET INCREASE IN CASH	(306,135)	76,003	129,759
CASH AT BEGINNING OF PERIOD	435,894	359,891
CASH AT END OF PERIOD	129,759	435,894	129,759
CASH PAID FOR
Interest	1,339	155	31,357
NON-CASH FINANCING ACTIVITIES
Financing of insurance policy	4,864	2,775	7,639
Stock issued for prepaid consulting fees		63,923	301,811
Stock issued for conversion of debt			4,373,912
Stock issued for license agreement			693,752
Stock issued for patent costs		$ 67,465	$ 82,215